UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [ ];  Amendment Number: ______
  This Amendment (Check only one.):
      [ ] is a restatement.
      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

 Name:      Mason Hill Advisors, LLC
           ---------------------------------------------
 Address:   623 Fifth Ave., 27th Floor
           ---------------------------------------------
            New York, New York 10022
           ---------------------------------------------

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:    Roger Anscher
         --------------------------
 Title:   Chief Compliance Officer
         --------------------------
 Phone:   (212) 832-1290
         --------------------------

Signature, Place, and Date of Signing:

 /s/ Roger Anscher     New York, New York     November 2, 2011
-------------------   --------------------   ------------------
    [Signature]          [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE



Report Summary:


 Number of Other Included Managers:                  0
                                          -------------

 Form 13F Information Table Entry Total:            12
                                          -------------

 Form 13F Information Table Value Total:   $173,498.00
                                          -------------



List of Other Included Managers:


NONE.

                           FORM 13F INFORMATION TABLE



        NAME OF ISSUER         TITLE   CUSIP     VALUE      SHRS AMT   SECURITY CALL/ INVESTMENT OTHER    VOTING     VOTING
                                OF             (x $1000)                 TYPE    PUT  DISCRETION MGRS   AUTHORITY   AUTHORITY
                               CLASS                                                                      NO. OF      SOLE/
                                                                                                          SHARES     SHARED/
                                                                                                                      NONE

ALLIED NEVADA GOLD CORP        COM   019344100     448.00    12,450.00     SHRS   N/A       Sole   N/A    12,450.00      Sole
ALMADEN MINERALS LTD           COM   020283107     383.00   150,000.00     SHRS   N/A       Sole   N/A   150,000.00      Sole
BARRICK GOLD CORP              COM   067901108     482.00    10,300.00     SHRS   N/A       Sole   N/A    10,300.00      Sole
ELDORADO GOLD CORP             COM   284902103     473.00    27,500.00     SHRS   N/A       Sole   N/A    27,500.00      Sole
GOLDCORP INC                   COM   380956409   2,211.00    48,300.00     SHRS   N/A       Sole   N/A    48,300.00      Sole
GRAN TIERRA ENERGY             COM   38500T101  25,869.00 5,466,500.00     SHRS   N/A       Sole   N/A 5,466,500.00      Sole
Iamgold Corp                   COM   450913108  47,967.00 2,418,482.00     SHRS   N/A       Sole   N/A 2,418,482.00      Sole
KINROSS GOLD CORP              COM   496902404  47,626.00 3,212,490.00     SHRS   N/A       Sole   N/A 3,212,490.00      Sole
MAG SILVER CORP                COM   55903Q104  36,866.00 4,721,700.00     SHRS   N/A       Sole   N/A 4,721,700.00      Sole
CENTRALFD CDA CL A ISIN #CA153 COM   153501101   1,986.00    95,996.00     SHRS   N/A       Sole   N/A    95,996.00      Sole
Itau Unibanco Multi-ADR        COM   465562106   5,677.00   365,805.00     SHRS   N/A       Sole   N/A   365,805.00      Sole
Novagold Resources             COM   66987e206   3,510.00   544,259.00     SHRS   N/A       Sole   N/A   544,259.00      Sole
                                               173,498.00